Average Annual Total Returns{- Franklin Income Fund} - Franklin Custodian Funds-31 - Franklin Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg Barclays High Yield Very Liquid Index + 25% Bloomberg Barclays US Aggregate Index (index reflects no deduction for fees, expenses or taxes)
Past 1 year

Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg Barclays High Yield Very Liquid Index + 25% Bloomberg Barclays US Aggregate Index (index reflects no deduction for fees, expenses or taxes)
Past 5 years

Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg Barclays High Yield Very Liquid Index + 25% Bloomberg Barclays US Aggregate Index (index reflects no deduction for fees, expenses or taxes)
Past 10 years
																																Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 1 year	Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 5 years	Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(0.42%)	6.47%	5.77%	(2.39%)	4.42%	3.76%	(0.13%)	4.19%	3.73%	(0.25%)	6.63%	5.87%	1.99%	6.88%	5.69%	3.26%	7.09%	5.84%	3.78%	7.69%	5.30%	[1]	3.72%	7.63%	6.40%	18.40%	15.21%	13.88%	4.64%	8.86%	8.83%	17.49%	5.56%	7.04%

[1]	1. Since inception May 1, 2013.